UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Stock Fund

Investor Class (PRITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$90	0.84%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Consumer discretionary contributed the most to performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection. Energy helped relative returns chiefly owing to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high-growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. Information technology was the largest overweight sector versus the benchmark at period-end. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,155	8,955	9,158
2016	9,850	9,825	9,875
2016	10,086	9,982	10,243
2016	10,144	10,022	10,013
2017	10,376	10,397	10,166
2017	11,328	11,062	10,974
2017	12,144	11,879	11,868
2017	12,568	12,392	12,491
2018	13,480	13,483	13,573
2018	12,734	12,822	12,884
2018	12,775	12,584	12,823
2018	11,427	11,370	11,397
2019	11,937	11,786	11,880
2019	12,870	12,408	12,789
2019	12,738	12,298	12,912
2019	13,076	12,652	13,296
2020	13,718	12,958	13,923
2020	11,952	10,979	12,485
2020	13,748	12,379	14,617
2020	13,650	12,321	14,815
2021	16,167	14,766	17,283
2021	16,857	15,698	17,800
2021	16,956	15,819	18,021
2021	16,857	15,976	18,183
2022	15,867	15,302	16,599
2022	14,261	14,079	14,910
2022	14,039	13,404	14,325
2022	12,582	12,025	12,548
2023	14,973	14,427	15,067
2023	15,165	14,509	15,238
2023	15,846	15,202	15,858
2023	13,943	13,477	13,701
2024	15,787	15,275	15,720
2024	16,132	15,861	16,313
2024	17,098	16,684	17,077
2024	17,165	16,757	17,150
2025	17,237	16,938	17,352
2025	17,772	17,753	17,663
2025	18,418	19,141	19,056
2025	19,743	20,934	20,883

202501-4140694, 202512-4880906

F37-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Investor Class)	15.02%	7.66%	7.04%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.93	11.18	7.67
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	21.77	7.11	7.64

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,914,660
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$23,795
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	23.4%
Industrials & Business Services	18.4
Financials	13.9
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	6.3
Communication Services	5.1
Materials	2.8
Energy	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	8.6%
ASML Holding	3.2
Prosus	2.7
AstraZeneca	2.3
Canadian National Railway	2.1
Samsung Electronics	2.0
SAP	1.7
MercadoLibre	1.7
Renesas Electronics	1.6
Safran	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Investor Class (PRITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Stock Fund

Advisor Class (PAITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$119	1.11%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Consumer discretionary contributed the most to performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection. Energy helped relative returns chiefly owing to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high-growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. Information technology was the largest overweight sector versus the benchmark at period-end. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,151	8,955	9,158
2016	9,849	9,825	9,875
2016	10,079	9,982	10,243
2016	10,124	10,022	10,013
2017	10,355	10,397	10,166
2017	11,291	11,062	10,974
2017	12,097	11,879	11,868
2017	12,513	12,392	12,491
2018	13,412	13,483	13,573
2018	12,665	12,822	12,884
2018	12,699	12,584	12,823
2018	11,348	11,370	11,397
2019	11,851	11,786	11,880
2019	12,766	12,408	12,789
2019	12,635	12,298	12,912
2019	12,954	12,652	13,296
2020	13,588	12,958	13,923
2020	11,808	10,979	12,485
2020	13,566	12,379	14,617
2020	13,461	12,321	14,815
2021	15,938	14,766	17,283
2021	16,610	15,698	17,800
2021	16,693	15,819	18,021
2021	16,579	15,976	18,183
2022	15,598	15,302	16,599
2022	14,014	14,079	14,910
2022	13,779	13,404	14,325
2022	12,341	12,025	12,548
2023	14,686	14,427	15,067
2023	14,865	14,509	15,238
2023	15,516	15,202	15,858
2023	13,645	13,477	13,701
2024	15,446	15,275	15,720
2024	15,767	15,861	16,313
2024	16,695	16,684	17,077
2024	16,760	16,757	17,150
2025	16,814	16,938	17,352
2025	17,327	17,753	17,663
2025	17,947	19,141	19,056
2025	19,221	20,934	20,883

202501-4140694, 202512-4880906

F237-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Advisor Class)	14.68%	7.38%	6.75%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.93	11.18	7.67
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	21.77	7.11	7.64

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,914,660
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$23,795
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	23.4%
Industrials & Business Services	18.4
Financials	13.9
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	6.3
Communication Services	5.1
Materials	2.8
Energy	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	8.6%
ASML Holding	3.2
Prosus	2.7
AstraZeneca	2.3
Canadian National Railway	2.1
Samsung Electronics	2.0
SAP	1.7
MercadoLibre	1.7
Renesas Electronics	1.6
Safran	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Advisor Class (PAITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Stock Fund

R Class (RRITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$150	1.40%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Consumer discretionary contributed the most to performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection. Energy helped relative returns chiefly owing to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high-growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. Information technology was the largest overweight sector versus the benchmark at period-end. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,143	8,955	9,158
2016	9,823	9,825	9,875
2016	10,040	9,982	10,243
2016	10,085	10,022	10,013
2017	10,303	10,397	10,166
2017	11,227	11,062	10,974
2017	12,028	11,879	11,868
2017	12,425	12,392	12,491
2018	13,312	13,483	13,573
2018	12,557	12,822	12,884
2018	12,578	12,584	12,823
2018	11,231	11,370	11,397
2019	11,719	11,786	11,880
2019	12,618	12,408	12,789
2019	12,466	12,298	12,912
2019	12,778	12,652	13,296
2020	13,390	12,958	13,923
2020	11,640	10,979	12,485
2020	13,368	12,379	14,617
2020	13,256	12,321	14,815
2021	15,672	14,766	17,283
2021	16,320	15,698	17,800
2021	16,388	15,819	18,021
2021	16,267	15,976	18,183
2022	15,287	15,302	16,599
2022	13,725	14,079	14,910
2022	13,484	13,404	14,325
2022	12,067	12,025	12,548
2023	14,350	14,427	15,067
2023	14,512	14,509	15,238
2023	15,143	15,202	15,858
2023	13,307	13,477	13,701
2024	15,036	15,275	15,720
2024	15,345	15,861	16,313
2024	16,240	16,684	17,077
2024	16,289	16,757	17,150
2025	16,325	16,938	17,352
2025	16,816	17,753	17,663
2025	17,404	19,141	19,056
2025	18,622	20,934	20,883

202501-4140694, 202512-4880906

F437-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (R Class)	14.32%	7.03%	6.42%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.93	11.18	7.67
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	21.77	7.11	7.64

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,914,660
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$23,795
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	23.4%
Industrials & Business Services	18.4
Financials	13.9
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	6.3
Communication Services	5.1
Materials	2.8
Energy	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	8.6%
ASML Holding	3.2
Prosus	2.7
AstraZeneca	2.3
Canadian National Railway	2.1
Samsung Electronics	2.0
SAP	1.7
MercadoLibre	1.7
Renesas Electronics	1.6
Safran	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

R Class (RRITX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Stock Fund

I Class (PRIUX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$73	0.68%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Consumer discretionary contributed the most to performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection. Energy helped relative returns chiefly owing to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high-growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. Information technology was the largest overweight sector versus the benchmark at period-end. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	458,089	447,773	457,907
2016	493,155	491,245	493,753
2016	504,950	499,083	512,136
2016	508,138	501,122	500,646
2017	519,825	519,837	508,294
2017	567,884	553,108	548,718
2017	609,078	593,943	593,422
2017	630,329	619,575	624,544
2018	676,482	674,134	678,650
2018	639,358	641,093	644,219
2018	641,764	629,216	641,149
2018	574,047	568,517	569,831
2019	600,130	589,322	593,978
2019	647,431	620,382	639,472
2019	641,149	614,903	645,596
2019	657,778	632,576	664,783
2020	690,802	647,902	696,153
2020	601,935	548,962	624,243
2020	692,321	618,966	730,859
2020	687,384	616,060	740,767
2021	814,893	738,308	864,173
2021	849,701	784,887	889,982
2021	854,729	790,940	901,074
2021	850,088	798,790	909,152
2022	800,507	765,075	829,934
2022	719,790	703,961	745,516
2022	708,557	670,203	716,272
2022	635,329	601,274	627,381
2023	756,545	721,344	753,361
2023	766,689	725,426	761,916
2023	801,346	760,112	792,909
2023	705,405	673,859	685,026
2024	798,970	763,757	786,012
2024	816,944	793,071	815,674
2024	865,729	834,195	853,869
2024	870,009	837,826	857,488
2025	873,521	846,914	867,599
2025	901,280	887,650	883,127
2025	934,243	957,062	952,784
2025	1,001,904	1,046,684	1,044,142

202501-4140694, 202512-4880906

F537-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (I Class)	15.16%	7.83%	7.20%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.93	11.18	7.67
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	21.77	7.11	7.64

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,914,660
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$23,795
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	23.4%
Industrials & Business Services	18.4
Financials	13.9
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	6.3
Communication Services	5.1
Materials	2.8
Energy	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	8.6%
ASML Holding	3.2
Prosus	2.7
AstraZeneca	2.3
Canadian National Railway	2.1
Samsung Electronics	2.0
SAP	1.7
MercadoLibre	1.7
Renesas Electronics	1.6
Safran	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

I Class (PRIUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Stock Fund

Z Class (TRNZX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Consumer discretionary contributed the most to performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection. Energy helped relative returns chiefly owing to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high-growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. Information technology was the largest overweight sector versus the benchmark at period-end. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
4/30/20	11,837	11,561	11,726
7/31/20	13,645	13,035	13,728
10/31/20	13,570	12,974	13,914
1/31/21	16,109	15,548	16,232
4/30/21	16,826	16,529	16,717
7/31/21	16,956	16,656	16,926
10/31/21	16,895	16,822	17,077
1/31/22	15,930	16,112	15,589
4/30/22	14,349	14,825	14,004
7/31/22	14,150	14,114	13,454
10/31/22	12,709	12,662	11,785
1/31/23	15,169	15,191	14,151
4/30/23	15,389	15,277	14,312
7/31/23	16,115	16,007	14,894
10/31/23	14,205	14,191	12,867
1/31/24	16,118	16,084	14,764
4/30/24	16,506	16,701	15,321
7/31/24	17,530	17,567	16,039
10/31/24	17,642	17,644	16,107
1/31/25	17,744	17,835	16,297
4/30/25	18,342	18,693	16,589
7/31/25	19,046	20,155	17,897
10/31/25	20,455	22,042	19,613

202501-4140694, 202512-4880906

F1257-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
International Stock Fund (Z Class)	15.95%	8.55%	13.56%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.93	11.18	15.08
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	21.77	7.11	12.71

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,914,660
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$23,795
  Portfolio Turnover Rate40.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	23.4%
Industrials & Business Services	18.4
Financials	13.9
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	6.3
Communication Services	5.1
Materials	2.8
Energy	2.0
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	8.6%
ASML Holding	3.2
Prosus	2.7
AstraZeneca	2.3
Canadian National Railway	2.1
Samsung Electronics	2.0
SAP	1.7
MercadoLibre	1.7
Renesas Electronics	1.6
Safran	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Z Class (TRNZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock Fund
PAITX International Stock
Fund–
.
Advisor Class
RRITX International Stock
Fund–
.
R Class
PRIUX International Stock
Fund–
.
I Class
TRNZX International Stock
Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 20.43 $ 16.78 $ 15.28 $ 22.00 $ 18.09
Investment activities
Net investment income
(1)(2)
0.19 0.16 0.18 0.14 0.17
Net realized and unrealized
gain/loss 2.84 3.70 1.47 (5.40) 4.06
Total from investment
activities 3.03 3.86 1.65 (5.26) 4.23
Distributions
Net investment income (0.14) (0.21) (0.07) (0.17) (0.08)
Net realized gain (0.08) — (0.08) (1.29) (0.24)
Total distributions (0.22) (0.21) (0.15) (1.46) (0.32)
NET ASSET VALUE
End of period $ 23.24 $ 20.43 $ 16.78 $ 15.28 $ 22.00
Ratios/Supplemental Data
Total return
(2)(3)
15.02% 23.11% 10.82% (25.36)% 23.49%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.84% 0.83% 0.83% 0.84% 0.77%
Net expenses after waivers/
payments by Price Associates 0.84% 0.83% 0.83% 0.84% 0.77%
Net investment income 0.87% 0.81% 1.03% 0.77% 0.76%
Portfolio turnover rate 40.2% 31.0% 38.4% 33.6% 27.6%
Net assets, end of period (in
millions) $1,714 $1,737 $1,559 $1,523 $3,071
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 20.41 $ 16.77 $ 15.27 $ 21.98 $ 18.07
Investment activities
Net investment income
(1)(2)
0.13 0.11 0.14 0.11 0.11
Net realized and unrealized
gain/loss 2.84 3.70 1.47 (5.42) 4.06
Total from investment
activities 2.97 3.81 1.61 (5.31) 4.17
Distributions
Net investment income (0.06) (0.17) (0.03) (0.11) (0.02)
Net realized gain (0.08) — (0.08) (1.29) (0.24)
Total distributions (0.14) (0.17) (0.11) (1.40) (0.26)
NET ASSET VALUE
End of period $ 23.24 $ 20.41 $ 16.77 $ 15.27 $ 21.98
Ratios/Supplemental Data
Total return
(2)(3)
14.68% 22.83% 10.57% (25.57)% 23.16%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.11% 1.10% 1.07% 1.10% 1.07%
Net expenses after
waivers/payments by Price
Associates 1.11% 1.10% 1.07% 1.10% 1.07%
Net investment income 0.60% 0.55% 0.80% 0.60% 0.49%
Portfolio turnover rate 40.2% 31.0% 38.4% 33.6% 27.6%
Net assets, end of period (in
thousands) $11,183 $13,507 $11,901 $12,223 $19,113
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 20.01 $ 16.45 $ 14.99 $ 21.59 $ 17.80
Investment activities
Net investment income
(1)(2)
0.07 0.07 0.07 0.05 0.04
Net realized and unrealized
gain/loss 2.78 3.61 1.47 (5.33) 3.99
Total from investment
activities 2.85 3.68 1.54 (5.28) 4.03
Distributions
Net investment income — (0.12) — (0.03) —
Net realized gain (0.08) — (0.08) (1.29) (0.24)
Total distributions (0.08) (0.12) (0.08) (1.32) (0.24)
NET ASSET VALUE
End of period $ 22.78 $ 20.01 $ 16.45 $ 14.99 $ 21.59
Ratios/Supplemental Data
Total return
(2)(3)
14.32% 22.42% 10.27% (25.82)% 22.72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2.14% 2.25% 1.40% 1.41% 1.40%
Net expenses after
waivers/payments by Price
Associates 1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income 0.32% 0.36% 0.41% 0.31% 0.17%
Portfolio turnover rate 40.2% 31.0% 38.4% 33.6% 27.6%
Net assets, end of period (in
thousands) $19,016 $17,713 $11,027 $6,672 $9,316
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 20.33 $ 16.69 $ 15.27 $ 21.98 $ 18.10
Investment activities
Net investment income
(1)(2)
0.22 0.18 0.21 0.20 0.19
Net realized and unrealized
gain/loss 2.82 3.69 1.48 (5.43) 4.07
Total from investment
activities 3.04 3.87 1.69 (5.23) 4.26
Distributions
Net investment income (0.19) (0.23) (0.19) (0.19) (0.14)
Net realized gain (0.08) — (0.08) (1.29) (0.24)
Total distributions (0.27) (0.23) (0.27) (1.48) (0.38)
NET ASSET VALUE
End of period $ 23.10 $ 20.33 $ 16.69 $ 15.27 $ 21.98
Ratios/Supplemental Data
Total return
(2)(3)
15.16% 23.33% 11.03% (25.26)% 23.67%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.69% 0.68% 0.68% 0.66%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.68% 0.68% 0.68% 0.66%
Net investment income 1.03% 0.93% 1.19% 1.15% 0.88%
Portfolio turnover rate 40.2% 31.0% 38.4% 33.6% 27.6%
Net assets, end of period (in
millions) $2,507 $2,477 $3,309 $2,000 $1,957
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 20.50 $ 16.81 $ 15.35 $ 22.13 $ 18.17
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.33 0.31 0.35
Net realized and unrealized
gain/loss 2.83 3.70 1.48 (5.44) 4.07
Total from investment
activities 3.19 4.03 1.81 (5.13) 4.42
Distributions
Net investment income (0.37) (0.34) (0.27) (0.36) (0.22)
Net realized gain (0.08) — (0.08) (1.29) (0.24)
Total distributions (0.45) (0.34) (0.35) (1.65) (0.46)
NET ASSET VALUE
End of period $ 23.24 $ 20.50 $ 16.81 $ 15.35 $ 22.13
Ratios/Supplemental Data
Total return
(2)(3)
15.95% 24.19% 11.77% (24.77)% 24.50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.66% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 1.72% 1.65% 1.87% 1.71% 1.58%
Portfolio turnover rate 40.2% 31.0% 38.4% 33.6% 27.6%
Net assets, end of period (in
millions) $9,663 $9,596 $8,021 $7,750 $10,299
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
MercadoLibre (USD) (1) 100,460 233,797
Total Argentina (Cost $134,975) 233,797
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865
(USD) (1)(2)(3) 14,001 23,048
23,048
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408
(USD) (1)(2)(3) 826 1,360
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58
(USD) (1)(2)(3) 34 56
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5
(USD) (1)(2)(3) 3 5
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4
(USD) (1)(2)(3) 2 3
1,424
Total Australia (Cost $25,340) 24,472
BRAZIL 0.9%
Common Stocks 0.9%
B3  27,006,961 63,653
NU Holdings, Class A (USD) (1) 3,729,605 60,084
Total Brazil (Cost $112,983) 123,737
CANADA 8.3%
Common Stocks 8.3%
Canadian National Railway (USD)  2,994,599 287,212
Constellation Software  38,843 102,223
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial  1,947,980 90,625
Descartes Systems Group (USD) (1) 1,614,992 142,458
Element Fleet Management  6,018,007 162,319

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Shopify, Class A (USD) (1) 1,260,745 219,193
Suncor Energy (USD)  2,374,077 94,512
TMX Group  1,451,212 53,525
Total Canada (Cost $828,947) 1,152,067
CAYMAN ISLANDS 0.8%
Convertible Preferred Stocks 0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 108,869
Total Cayman Islands (Cost $13,909) 108,869
CHINA 6.7%
Common Stocks 4.8%
58.com (USD) (1)(2) 3,564,710 —
BeOne Medicines, ADR (USD) (1) 397,792 123,506
iQIYI, ADR (USD) (1)(4) 2,601,616 6,010
KE Holdings, ADR (USD)  5,568,549 94,944
PDD Holdings, ADR (USD) (1) 524,983 70,804
Sany Heavy Industry, Class H (HKD) (1) 2,863,800 8,617
Shenzhou International Group Holdings (HKD)  12,766,100 110,195
Tencent Holdings (HKD)  2,289,500 185,971
Tongcheng Travel Holdings (HKD)  26,399,200 72,645
672,692
Common Stocks - China A Shares 1.9%
Hongfa Technology, A Shares (CNH)  13,821,617 59,190
Kweichow Moutai, A Shares (CNH)  276,114 55,529
SAIC Motor, A Shares (CNH)  17,778,300 41,588
Shenzhen Inovance Technology, A Shares (CNH)  10,093,222 109,185
265,492
Total China (Cost $550,536) 938,184
DENMARK 0.7%
Common Stocks 0.7%
Novo Nordisk, ADR (USD) (4) 1,916,811 94,805
Total Denmark (Cost $132,538) 94,805

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.7%
Common Stocks 6.7%
Airbus  250,877 61,859
AXA  1,558,700 67,630
Dassault Aviation  466,608 150,362
Hermes International  46,417 114,857
Legrand  597,615 103,201
Safran  637,573 226,541
Sartorius Stedim Biotech  683,343 163,435
Thales  181,813 51,844
Total France (Cost $607,040) 939,729
GERMANY 7.0%
Common Stocks 7.0%
Deutsche Telekom  4,712,618 145,974
QIAGEN  3,080,878 145,017
SAP  912,989 237,444
Schott Pharma  2,588,707 58,126
Siemens  686,806 194,639
Siemens Healthineers  3,526,389 197,654
Total Germany (Cost $752,688) 978,854
INDIA 5.7%
Common Stocks 5.7%
Axis Bank  9,992,531 138,672
ICICI Bank  8,322,846 126,113
InterGlobe Aviation  593,491 37,603
Kotak Mahindra Bank  5,060,792 119,884
Larsen & Toubro  2,620,283 118,894
LG Electronics India (1) 13,231 248
LG Electronics India, Lockup Shares 30 day (1) 199,413 3,550
LG Electronics India, Lockup Shares 90 day (1) 199,414 3,550
NTPC  38,058,407 144,355
Reliance Industries  4,268,569 71,425
Varun Beverages  5,381,878 28,440
Total India (Cost $521,340) 792,734

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  299,331,900 153,255
Telkom Indonesia Persero  490,696,400 94,918
Total Indonesia (Cost $182,891) 248,173
IRELAND 1.0%
Common Stocks 1.0%
Kingspan Group  776,365 58,133
Ryanair Holdings  2,721,571 82,397
Total Ireland (Cost $137,866) 140,530
ITALY 3.2%
Common Stocks 3.2%
Banca Mediolanum  3,371,818 67,789
DiaSorin  166,221 14,723
Ferrari  289,465 115,919
Generali  2,822,538 108,656
UniCredit  1,912,907 141,644
Total Italy (Cost $394,139) 448,731
JAPAN 13.8%
Common Stocks 13.8%
Ajinomoto  3,821,000 108,372
Calbee  3,451,500 64,235
Chugai Pharmaceutical (4) 3,097,400 141,761
Disco  290,800 96,570
Hikari Tsushin  181,900 48,183
Hitachi (4) 2,123,700 72,543
Keyence  367,200 136,281
Komatsu  1,790,700 59,901
Kyushu Railway  3,732,300 94,654
Nextage (4) 3,936,200 59,149
Nippon Sanso Holdings (4) 2,835,200 94,162
Olympus (4) 5,972,300 73,501
Rakuten Bank (1)(4) 814,700 44,717
Recruit Holdings  1,912,100 94,817

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Renesas Electronics (4) 18,456,500 227,930
Seven & i Holdings  9,166,500 116,596
Shin-Etsu Chemical  5,202,500 156,382
Sony Group  8,122,500 226,208
Total Japan (Cost $1,630,238) 1,915,962
MEXICO 1.0%
Common Stocks 1.0%
Grupo Mexico, Series B  15,758,467 135,977
Total Mexico (Cost $85,039) 135,977
NETHERLANDS 9.0%
Common Stocks 9.0%
Adyen (1) 57,704 98,875
Argenx, ADR (USD) (1) 135,458 110,872
ASM International  170,545 110,657
ASML Holding  415,164 438,957
CVC Capital Partners  6,987,350 116,700
Prosus  5,423,320 374,852
Total Netherlands (Cost $567,621) 1,250,913
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  6,814,275 84,322
Total Philippines (Cost $106,312) 84,322
PORTUGAL 1.2%
Common Stocks 1.2%
Galp Energia  5,580,485 112,118
Jeronimo Martins  2,327,467 59,944
Total Portugal (Cost $100,764) 172,062
SAUDI ARABIA 1.0%
Common Stocks 1.0%
Saudi National Bank  13,184,061 140,286
Total Saudi Arabia (Cost $121,703) 140,286

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1) 695,376 108,653
Total Singapore (Cost $31,979) 108,653
SOUTH KOREA 1.9%
Common Stocks 1.9%
Samsung Electronics  3,595,709 270,671
Total South Korea (Cost $85,452) 270,671
SWEDEN 4.1%
Common Stocks 4.1%
Assa Abloy, Class B  3,448,561 129,958
Essity, Class B  7,340,393 201,623
Saab, Class B  544,054 29,937
Sandvik  1,536,840 46,473
Spotify Technology (USD) (1) 248,255 162,687
Total Sweden (Cost $470,535) 570,678
SWITZERLAND 2.9%
Common Stocks 2.9%
Alcon (4) 719,640 53,639
Cie Financiere Richemont, Class A  798,649 157,977
Julius Baer Group  281,049 18,973
Partners Group Holding (4) 64,287 78,727
Sonova Holding  347,190 94,703
Total Switzerland (Cost $315,898) 404,019
TAIWAN 8.9%
Common Stocks 8.9%
Hon Hai Precision Industry  4,475,000 37,220
Taiwan Semiconductor Manufacturing  24,841,000 1,201,303
Total Taiwan (Cost $105,254) 1,238,523

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 6.3%
Common Stocks 6.3%
AstraZeneca, ADR (USD)  3,862,980 318,309
Bridgepoint Group  15,590,372 61,745
Experian  1,597,891 74,534
Hiscox  1,280,209 23,144
National Grid  2,410,790 36,148
RELX  2,474,538 109,366
Segro  9,623,746 88,311
Unilever (EUR)  2,573,901 155,866
867,423
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(3) 286,782 3,436
3,436
Total United Kingdom (Cost $737,325) 870,859
UNITED STATES 1.6%
Common Stocks 1.6%
Coupang (1) 2,087,723 66,745
Mastercard, Class A  128,633 71,004
Philip Morris International  604,442 87,239
Total United States (Cost $182,962) 224,988
VIETNAM 0.6%
Common Stocks 0.6%
Asia Commercial Bank  44,729,055 43,472
Bank for Foreign Trade of Vietnam  15,470,000 35,025
Total Vietnam (Cost $76,124) 78,497
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.12% (5)(6) 226,110,342 226,110
Total Short-Term Investments (Cost $226,110) 226,110

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.12% (5)(6) 59,461,020 59,461
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 59,461
Total Securities Lending Collateral (Cost $59,461) 59,461
Total Investments in Securities
100.4% of Net Assets
(Cost $9,297,969) $ 13,976,663
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $136,777 and represents 1.0% of net assets.
(4) See Note 4. All or a portion of this security is on loan at October 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Argenx, Call, 12/19/25 @
$870.00 172 14,078 (410)
Total Options Written (Premiums $(519)) $ (410)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
DiaSorin  $ (32,179) $ 17,421 $ 1,153
Nextage  (1,910) 24,417 750
T. Rowe Price Government Reserve Fund,
4.12% — — 8,102++
Affiliates not held at period end — — —
Totals $ (34,089)# $ 41,838 $ 10,005+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
DiaSorin  $ * $ 18,894 $ 118,975 $ *
DiaSorin, Rights, 5/2/25  — — — —
Nextage  * 1,294 6,308 *
T. Rowe Price Government
Reserve Fund, 4.12% 373,230  ¤  ¤ 285,571
Total $ 285,571^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $10,005 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $285,571.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,297,969) $ 13,976,663
Receivable for investment securities sold 40,234
Foreign currency (cost $22,016) 21,996
Dividends receivable 10,018
Due from affiliates 5,163
Receivable for shares sold 974
Cash 485
Other assets 28,761
Total assets 14,084,294
Liabilities
Obligation to return securities lending collateral 60,676
Payable for investment securities purchased 39,022
Payable for shares redeemed 21,311
Investment management fees payable 7,519
Options written (premiums $519) 410
Payable to directors 3
Other liabilities 40,693
Total liabilities 169,634
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 13,914,660

T. ROWE PRICE International Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,677,333
Paid-in capital applicable to 599,340,169 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 8,237,327
NET ASSETS $ 13,914,660
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,714,475; Shares outstanding: 73,773,952) $ 23.24
Advisor Class
(Net assets: $11,183; Shares outstanding: 481,210) $ 23.24
R Class
(Net assets: $19,016; Shares outstanding: 834,707) $ 22.78
I Class
(Net assets: $2,506,819; Shares outstanding:
108,528,069) $ 23.10
Z Class
(Net assets: $9,663,167; Shares outstanding:
415,722,231) $ 23.24

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14,812) $ 233,574
Securities lending 653
Other 302
Total income 234,529
Expenses
Investment management 86,465
Shareholder servicing
Investor Class $ 3,149
Advisor Class 28
R Class 174
I Class 555 3,906
Rule 12b-1 fees
Advisor Class 31
R Class 89 120
Prospectus and shareholder reports
Investor Class 43
R Class 2
I Class 251
Z Class 5 301
Custody and accounting 1,966
Legal and audit 107
Registration 98
Directors 44
Miscellaneous 839
Waived / paid by Price Associates (62,670)
Total expenses 31,176
Net investment income 203,353

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $7,274) 1,145,601
Options written 8,863
Foreign currency transactions (497)
Net realized gain 1,153,967
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $52) 629,364
Options written (4,057)
Other assets and liabilities denominated in foreign currencies 1,823
Change in net unrealized gain / loss 627,130
Net realized and unrealized gain / loss 1,781,097
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,984,450

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 203,353 $ 201,471
Net realized gain 1,153,967 475,783
Change in net unrealized gain / loss 627,130 2,345,024
Increase in net assets from operations 1,984,450 3,022,278
Distributions to shareholders
Net earnings
Investor Class (18,706) (19,307)
Advisor Class (95) (123)
R Class (73) (76)
I Class (31,887) (45,878)
Z Class (212,636) (162,223)
Decrease in net assets from distributions (263,397) (227,607)
Capital share transactions
*
Shares sold
Investor Class 77,342 65,623
Advisor Class 1,713 2,554
R Class 3,334 12,142
I Class 273,147 296,845
Z Class 425,760 1,030,547
Distributions reinvested
Investor Class 17,637 18,165
Advisor Class 91 117
R Class 73 76
I Class 29,815 44,057
Z Class 212,636 162,223
Shares redeemed
Investor Class (336,261) (239,795)
Advisor Class (5,829) (3,692)
R Class (4,451) (8,176)
I Class (581,034) (1,867,981)
Z Class (1,761,358) (1,377,906)
Decrease in net assets from capital share
transactions (1,647,385) (1,865,201)

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 73,668 929,470
Beginning of period 13,840,992 12,911,522
End of period $ 13,914,660 $ 13,840,992
*Share information (000s)
Shares sold
Investor Class 3,642 3,363
Advisor Class 81 132
R Class 160 633
I Class 12,943 15,276
Z Class 20,315 52,869
Distributions reinvested
Investor Class 873 966
Advisor Class 4 6
R Class 4 4
I Class 1,486 2,358
Z Class 10,595 8,661
Shares redeemed
Investor Class (15,740) (12,249)
Advisor Class (266) (186)
R Class (214) (423)
I Class (27,770) (93,993)
Z Class (83,267) (70,592)
Decrease in shares outstanding (77,154) (93,175)

T. ROWE PRICE International Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. The fund has five classes of shares: the International Stock Fund
(Investor Class), the International Stock Fund–Advisor Class (Advisor Class),
the International Stock Fund–R Class (R Class), the International Stock
Fund–I Class (I Class) and the International Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2025, the fund realized $71,790,000 of net gain on $183,234,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE International Stock Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE International Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE International Stock Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,352,834 $ 11,201,481 $ 23,048 $ 13,577,363
Convertible Preferred Stocks — — 113,729 113,729
Short-Term Investments 226,110 — — 226,110
Securities Lending Collateral 59,461 — — 59,461
Total $ 2,638,405 $ 11,201,481 $ 136,777 $ 13,976,663
Liabilities
Options Written $ — $ 410 $ — $ 410

T. ROWE PRICE International Stock Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 410
Total $ 410
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 8,863
Total $ 8,863

T. ROWE PRICE International Stock Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (4,057)
Total $ (4,057)

T. ROWE PRICE International Stock Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written,

T. ROWE PRICE International Stock Fund

the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE International Stock Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $57,803,000; the value of cash collateral and related investments was $60,676,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,399,790,000 and
$7,052,311,000, respectively, for the year ended October 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax

T. ROWE PRICE International Stock Fund

adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 207,488 $ 227,607
Long-term capital gain 55,909 —
Total distributions $ 263,397 $ 227,607
($000s)
Cost of investments $ 9,542,453
Unrealized appreciation $ 5,157,230
Unrealized depreciation (762,270)
Net unrealized appreciation (depreciation) $ 4,394,960
($000s)
Undistributed ordinary income $ 360,589
Undistributed long-term capital gain 921,784
Net unrealized appreciation (depreciation) 4,394,960
Total distributable earnings (loss) $ 5,677,333

T. ROWE PRICE International Stock Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2025.

T. ROWE PRICE International Stock Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Stock Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $485,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $2,349,000 for T. Rowe Price
Services, Inc.; and $178,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.40% 0.05% 0.00%
Expense
limitation date 12/31/27 12/31/27 12/31/27 12/31/27 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(133) $(138) $(62,399)

T. ROWE PRICE International Stock Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2025, the fund was charged $159,000 for shareholder servicing costs related to the college savings plans, of which $38,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE International Stock Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across

T. ROWE PRICE International Stock Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $178,574,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $172,375,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,111,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $219,033,000 and foreign taxes paid of $17,885,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F37-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025